Trade and other receivables - Summary of movements in loss allowance (Details) - Trade receivables - Loss allowance - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
At start of year	£ 106	£ 99
Charge for the year	11	17
Trade receivables written off	(7)	(8)
Exchange translation differences	8	(2)
At end of year	£ 118	£ 106